Exhibit 1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Natixis, New York Branch (the “Company”)

Natixis Commercial Mortgage Securities LLC

Natixis Securities Americas LLC

Credit Suisse Securities (USA) LLC

(together with the Company, the “Specified Parties”)

Re: Natixis Commercial Mortgage Securities Trust 2018-850T – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file entitled “NCMS 2018-850T Accounting Tape.xlsx” provided to us on July 9, 2018 (the “Data File”) containing information pertaining to the mortgage loan (“Mortgage Loan”) and related mortgaged property (“Mortgaged Property”) which we were informed are to be included as collateral in the offering of the Natixis Commercial Mortgage Securities Trust 2018-850T, Commercial Mortgage Pass-Through Certificates, Series 2018-850T. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
•	The term “rounding” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Cut-Off Date” means the payment date in July 2018, as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.

KPMG LLP is a Delaware limited liability partnership and the US member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

We were instructed by the Company to perform the agreed-upon procedures on the Mortgage Loan and the related Mortgaged Property in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document was indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specific attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Property, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originators of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

July 9, 2018

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Property Address	Appraisal
Property City	Appraisal
Property State	Appraisal
Property Zip Code	Appraisal
County	Appraisal
Year Built	Appraisal
Year Renovated	Appraisal
Property Type	Appraisal
Specific Property Type	Appraisal
No. of Units	Underwritten Rent Roll, Borrower Rent Roll
Unit of Measure	Underwritten Rent Roll, Borrower Rent Roll
Occupancy %	Underwritten Rent Roll, Borrower Rent Roll
Occupancy % Source Date	Underwritten Rent Roll, Borrower Rent Roll
Acreage	Zoning Report
Borrower Name	Promissory Note
Note Date	Promissory Note
First Payment Date	Loan Agreement
Maturity Date	Loan Agreement
Payment Due Date	Loan Agreement
Specific Payment Schedule (Y/N)	Loan Agreement
Rate Type	Loan Agreement
Index for Floating Rate	Loan Agreement
Mortgage Loan Margin %	Provided by the Company
Rounding Factor	Loan Agreement
Time of Rounding (Before Spread, After Spread)	Loan Agreement
Rounding Direction	Loan Agreement
A-1

ATTACHMENT A

Attribute	Source Document
Lookback Period	Loan Agreement
LIBOR Cap Provider	Interest Rate Protection Agreement
LIBOR Cap Provider Rating	Provided by the Company
LIBOR Floor %	Loan Agreement
LIBOR Cap Strike Price %	Loan Agreement
Interest Accrual Basis	Loan Agreement
Interest Accrual Basis During IO Period	Loan Agreement
Original Principal Balance	Provided by the Company
Loan Level Cut-Off Date Balance	Loan Agreement
Balloon Payment	Loan Agreement
Prepayment Restriction Code	Loan Agreement
Early Defeasance Loan (Y/N)	Loan Agreement
Spread Maintenance Calculation Method	Loan Agreement
Amortization Term (Original)	Loan Agreement
Amortization Term (Remaining)	Loan Agreement
Loan Term (Original)	Loan Agreement
IO Period	Loan Agreement
Loan Amortization Type	Loan Agreement
Extension Options	Loan Agreement
Extension Option Conditions	Loan Agreement
First Extension Fee ($)	Loan Agreement
First Extension Fee %	Loan Agreement
First Extension Period (Months)	Loan Agreement
First Extension Amortization (Y/N)	Loan Agreement
First Extension Amortization Schedule	Loan Agreement
First Extension Mortgage Loan Margin Step (Y/N)	Loan Agreement
First Extension Mortgage Loan Margin Step	Loan Agreement
A-2

ATTACHMENT A

Attribute	Source Document
Second Extension Fee ($)	Loan Agreement
Second Extension Fee %	Loan Agreement
Second Extension Period (Months)	Loan Agreement
Second Extension Amortization (Y/N)	Loan Agreement
Second Extension Amortization Schedule	Loan Agreement
Second Extension Mortgage Loan Margin Step (Y/N)	Loan Agreement
Second Extension Mortgage Loan Margin Step	Loan Agreement
Third Extension Fee ($)	Loan Agreement
Third Extension Fee %	Loan Agreement
Third Extension Period (Months)	Loan Agreement
Third Extension Amortization (Y/N)	Loan Agreement
Third Extension Amortization Schedule	Loan Agreement
Third Extension Mortgage Loan Margin Step (Y/N)	Loan Agreement
Third Extension Mortgage Loan Margin Step	Loan Agreement
Exit Fee ($)	Loan Agreement
Exit Fee %	Loan Agreement
ARD Loan (Y/N)	Loan Agreement
Grace Period Default (days)	Loan Agreement
Grace Period Late (days)	Loan Agreement
Grace Period Balloon (days)	Loan Agreement
USPAP Appraisal (Y/N)	Appraisal
As-Is Appraised Value	Appraisal
As-Is Appraisal Valuation Date	Appraisal
Stabilized Appraised Value	Appraisal
Stabilized Appraisal Valuation Date	Appraisal
As-Stabilized Value Used (Y/N)	Appraisal
LTV Adjusted (Y/N)	Loan Agreement
A-3

ATTACHMENT A

Attribute	Source Document
LTV Adjustment Amount	Loan Agreement
UW DSCRs/DYs Adjusted (Y/N)	Loan Agreement
UW Adjustment Amount	Loan Agreement
UW Occupancy %	Underwritten Cash Flows
UW Revenues	Underwritten Cash Flows
UW Expenses	Underwritten Cash Flows
UW NOI	Underwritten Cash Flows
UW Replacement Reserve	Underwritten Cash Flows
UW TI/LC	Underwritten Cash Flows
UW NCF	Underwritten Cash Flows
UW Management Fee %	Underwritten Cash Flows
Most Recent Period Description	Underwritten Cash Flows
Most Recent Revenues	Underwritten Cash Flows
Most Recent Expenses	Underwritten Cash Flows
Most Recent NOI	Underwritten Cash Flows
Most Recent NCF	Underwritten Cash Flows
Second Most Recent Period Description	Underwritten Cash Flows
Second Most Recent Revenues	Underwritten Cash Flows
Second Most Recent Expenses	Underwritten Cash Flows
Second Most Recent NOI	Underwritten Cash Flows
Second Most Recent NCF	Underwritten Cash Flows
Third Most Recent Period Description	Underwritten Cash Flows
Third Most Recent Revenues	Underwritten Cash Flows
Third Most Recent Expenses	Underwritten Cash Flows
Third Most Recent NOI	Underwritten Cash Flows
Third Most Recent NCF	Underwritten Cash Flows
Assumption Frequency	Loan Agreement
A-4

ATTACHMENT A

Attribute	Source Document
Assumption Fee	Loan Agreement
Portfolio Cross Release Conditions	Loan Agreement
Free Release (Y/N)	Loan Agreement
Free Release Description	Loan Agreement
Value of Free Release Parcel included in Appraisal	Loan Agreement
Partial Release and/or Partial Defeasance	Loan Agreement
Partial Release and/or Defeasance Description	Loan Agreement
Substitution (Y/N)	Loan Agreement
Substitution Description	Loan Agreement
Lien Position	Proforma Policy, Title Commitment
Title Vesting (Fee/Leasehold/Both)	Proforma Policy, Title Commitment
Ground Lease Subordinate (Y/N/Silent)	Loan Agreement, Ground Lease
Ground Lease Initial Expiration Date	Ground Lease
Annual Ground Rent Payment	Ground Lease
Annual Ground Rent Increases	Ground Lease
Extension Options Description	Ground Lease
Ground Lease Expiration Date with Extension Options	Ground Lease
Notice and Cure Rights (Y/N)	Loan Agreement
TIC (Y/N)	Loan Agreement
Max Number of TICs	Loan Agreement
Single Purpose Borrower (Y/N)	Loan Agreement
Independent Director (Y/N)	Loan Agreement
Borrower Non-Consolidation Opinion (Y/N)	Non-Consolidation Letter
DST (Y/N)	Loan Agreement
IDOT (Y/N)	Loan Agreement
Type of Lockbox	Loan Agreement; Deposit Account Agreement
Lockbox Trigger Event	Loan Agreement
A-5

ATTACHMENT A

Attribute	Source Document
Property Manager	Management Agreement
Fraud Carveout Indemnitor	Environmental Indemnity
Environmental Carveout Indemnitor	Environmental Indemnity
Engineering Escrow/Deferred Maintenance	Closing Statement, Loan Agreement
Engineering/Deferred Maintenance Escrow - Cash or LoC	Closing Statement, Loan Agreement
Engineering/Deferred Maintenance Escrow - LoC Counterparty	Closing Statement, Loan Agreement
Environmental Escrow	Closing Statement, Loan Agreement
Environmental Escrow - Cash or LoC	Closing Statement, Loan Agreement
Environmental Escrow - LoC Counterparty	Closing Statement, Loan Agreement
Springing Environmental Escrow Description	Closing Statement, Loan Agreement
Tax Escrow (Initial)	Closing Statement, Loan Agreement
Tax Escrow (Monthly)	Closing Statement, Loan Agreement
Tax Escrow - Cash or LoC	Closing Statement, Loan Agreement
Tax Escrow - LoC Counterparty	Closing Statement, Loan Agreement
Springing Tax Escrow Description	Closing Statement, Loan Agreement
Insurance Escrow (Initial)	Closing Statement, Loan Agreement
Insurance Escrow (Monthly)	Closing Statement, Loan Agreement
Insurance Escrow - Cash or LoC	Closing Statement, Loan Agreement
Insurance Escrow - LoC Counterparty	Closing Statement, Loan Agreement
Springing Insurance Escrow Description	Closing Statement, Loan Agreement
Replacement Reserve (Initial)	Closing Statement, Loan Agreement
Replacement Reserve (Monthly)	Closing Statement, Loan Agreement
Replacement Reserve Cap	Closing Statement, Loan Agreement
Replacement Reserve Escrow - Cash or LoC	Closing Statement, Loan Agreement
Replacement Reserve Escrow - LoC Counterparty	Closing Statement, Loan Agreement
Springing Replacement Reserve Description	Closing Statement, Loan Agreement
TI/LC Reserve (Initial)	Closing Statement, Loan Agreement
A-6

ATTACHMENT A

Attribute	Source Document
TI/LC Reserve (Monthly)	Closing Statement, Loan Agreement
TI/LC Reserve Cap	Closing Statement, Loan Agreement
TI/LC Escrow - Cash or LoC	Closing Statement, Loan Agreement
TI/LC Escrow - LoC Counterparty	Closing Statement, Loan Agreement
Springing TI/LC Reserve Description	Closing Statement, Loan Agreement
Free Rent Escrow (Initial)	Closing Statement, Loan Agreement
Free Rent Escrow (Monthly)	Closing Statement, Loan Agreement
Free Rent Escrow - Cash or LoC	Closing Statement, Loan Agreement
Free Rent Escrow - LoC Counterparty	Closing Statement, Loan Agreement
Outstanding TI/LC Escrow (Initial)	Closing Statement, Loan Agreement
Outstanding TI/LC Escrow (Monthly)	Closing Statement, Loan Agreement
Outstanding TI/LC Escrow - Cash or LoC	Closing Statement, Loan Agreement
Outstanding TI/LC Escrow - LoC Counterparty	Closing Statement, Loan Agreement
Holdback	Closing Statement, Loan Agreement
Pari Passu Debt (Y/N)	Promissory Note, Loan Agreement
Total Pari Passu Cut-Off Date Principal Balance	Promissory Note, Loan Agreement, Note Splitter
Trust Component % of Pari Passu	Promissory Note, Loan Agreement, Note Splitter
Existing Subordinate Secured Debt (Y/N)	Loan Agreement, Promissory Note
Existing Sub Sec Debt In Trust (Y/N)	Loan Agreement, Promissory Note
Sub Sec Debt Description	Loan Agreement, Promissory Note
Sub Sec Debt Original Principal Balance	Provided by the Company
Sub Sec Debt Cut-Off Date Principal Balance	Loan Agreement, Promissory Note
Sub Sec Debt Margin	Provided by the Company
Sub Sec Debt Current Interest Rate	Loan Agreement, Promissory Note
Sub Sec Debt Current Monthly Debt Service	Loan Agreement, Promissory Note
Sub Sec Debt - Amortization Term (Original)	Loan Agreement, Promissory Note
Sub Sec Debt - Amortization Term (Remaining)	Loan Agreement, Promissory Note
Sub Sec Debt -Loan Term (Original)	Loan Agreement, Promissory Note
Sub Sec Debt – Loan Term (Remaining)	Loan Agreement, Promissory Note
A-7

ATTACHMENT A

Attribute	Source Document
Sub Sec Debt - IO Period	Loan Agreement, Promissory Note
Sub Sec Debt - Seasoning	Loan Agreement, Promissory Note
Sub Sec Debt - Loan Amortization Type	Loan Agreement, Promissory Note
Sub Sec Debt First Extension Period (Months)	Loan Agreement, Promissory Note
Sub Sec Debt First Extension Amortization (Y/N)	Loan Agreement, Promissory Note
Sub Sec Debt First Extension Amortization Schedule	Loan Agreement, Promissory Note
Sub Sec Debt First Extension Margin Step (Y/N)	Loan Agreement, Promissory Note
Sub Sec Debt First Extension Margin Step	Loan Agreement, Promissory Note
Sub Sec Debt Second Extension Period (Months)	Loan Agreement, Promissory Note
Sub Sec Debt Second Extension Amortization (Y/N)	Loan Agreement, Promissory Note
Sub Sec Debt Second Extension Amortization Schedule	Loan Agreement, Promissory Note
Sub Sec Debt Second Extension Margin Step (Y/N)	Loan Agreement, Promissory Note
Sub Sec Debt Second Extension Margin Step	Loan Agreement, Promissory Note
Sub Sec Debt Third Extension Period (Months)	Loan Agreement, Promissory Note
Sub Sec Debt Third Extension Amortization (Y/N)	Loan Agreement, Promissory Note
Sub Sec Debt Third Extension Amortization Schedule	Loan Agreement, Promissory Note
Sub Sec Debt Third Extension Margin Step (Y/N)	Loan Agreement, Promissory Note
Sub Sec Debt Third Extension Margin Step	Loan Agreement, Promissory Note
Existing Mezzanine Debt (Y/N)	Loan Agreement, Mezzanine Loan Agreement
Existing Mezzanine Debt In Trust (Y/N)	Loan Agreement, Mezzanine Loan Agreement
Mezzanine Debt Original Principal Balance	Loan Agreement, Mezzanine Loan Agreement; Promissory Note
Mezzanine Debt Cut-Off Date Principal Balance	Loan Agreement, Mezzanine Loan Agreement; Promissory Note
Existing Unsecured Debt (Y/N)	Loan Agreement, Promissory Note
Unsecured Debt Original Principal Balance	Loan Agreement, Promissory Note

A-8

ATTACHMENT A

Attribute	Source Document
Unsecured Debt Cut-Off Date Principal Balance	Loan Agreement, Promissory Note
Additional Debt - Loan Type	Loan Agreement, Mezzanine Loan Agreement; Promissory Note
Additional Debt - Margin	Loan Agreement, Mezzanine Loan Agreement; Promissory Note
Additional Debt - Mortgage Rate	Loan Agreement, Mezzanine Loan Agreement; Promissory Note
Additional Debt - Mortgage Rate Cap	Loan Agreement, Mezzanine Loan Agreement; Promissory Note
Additional Debt - Libor Floor	Loan Agreement, Mezzanine Loan Agreement; Promissory Note
Additional Debt - Interest Accrual Basis	Loan Agreement, Mezzanine Loan Agreement; Promissory Note
Additional Debt - Balloon Payment	Loan Agreement, Mezzanine Loan Agreement; Promissory Note
Additional Debt - Amortization Term (Original)	Loan Agreement, Mezzanine Loan Agreement; Promissory Note

A-9

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Monthly Debt Service Amount	Loan Level Cut-Off Date Balance multiplied by the Current Rate multiplied by 365/360, divided by 12.
Current Rate	Mortgage Loan Margin % plus the assumed LIBOR rate Provided by the Company.
Cut-Off Date Balance Per Unit/SF	Loan Level Cut-Off Date Balance divided by No. of Units.
Loan Term (Remaining)	Loan Term (Original) less Seasoning.
Seasoning	Number of payments between and including the First Payment Date and the Cut-Off Date.
First Extension Current Interest Rate	Sum of the first extension spread as set forth in the Loan Agreement and the assumed LIBOR rate Provided by the Company.
First Extension Monthly Payment	Loan Level Cut-Off Date Balance multiplied by the First Extension Current Interest Rate multiplied by 365/360, divided by 12.
Second Extension Current Interest Rate	Sum of the second extension spread as set forth in the Loan Agreement and the assumed LIBOR rate Provided by the Company.
Second Extension Monthly Payment	Loan Level Cut-Off Date Balance multiplied by the Second Extension Current Interest Rate multiplied by 365/360, divided by 12.
Third Extension Current Interest Rate	Sum of the third extension spread as set forth in the Loan Agreement and the assumed LIBOR rate Provided by the Company.
Third Extension Monthly Payment	Loan Level Cut-Off Date Balance multiplied by the Third Extension Current Interest Rate multiplied by 365/360, divided by 12.
Fully Extended Term (Original)	Sum of the Loan Term (Original), First Extension Period (Months), Second Extension Period (Months), and Third Extension Period (Months)
Fully Extended Term (Remaining)	Fully Extended Term (Original) less Seasoning
Fully Extended Maturity Date	Sum of the Maturity Date, First Extension Period (Months), Second Extension Period (Months), and Third Extension Period (Months)
Original LTV	Original Principal Balance divided by As-Is Appraised Value.

B-1

ATTACHMENT B

Attribute	Calculation Methodology
Cut-Off Date LTV Ratio	Loan Level Cut-Off Date Balance divided by As-Is Appraised Value.
LTV Ratio at Maturity or ARD	Balloon Payment divided by As-Is Appraised Value.
UW NOI DSCR	UW NOI divided by Monthly Debt Service Amount then divided by 12.
UW NCF DSCR	UW NCF divided by Monthly Debt Service Amount then divided by 12.
Cut-Off Date UW NOI Debt Yield	UW NOI divided by the Loan Level Cut-Off Date Balance.
Cut-Off Date UW NCF Debt Yield	UW NCF divided by the Loan Level Cut-Off Date Balance.
Whole Loan Interest Rate	Weighted average of the Current Rate and the Additional Debt – Mortgage Rate weighted by the Loan Level Cut-Off Date Balance and the Mezzanine Debt Cut-Off Date Principal Balance, respectively.
Whole Loan Cut-off Date Balance	Sum of the Loan Level Cut-off Date Balance and the Mezzanine Debt Cut-Off Date Principal Balance.
Whole Loan Debt Service	Whole Loan Cut-off Date balance multiplied by Whole Loan Interest Rate multiplied by 365/360, divided by 12.
Whole Loan Cut-Off Date LTV Ratio	Whole Loan Cut Off Date Balance divided by As-Is Appraised Value.
Whole Loan UW NOI DSCR	UW NOI divided by Whole Loan Monthly Debt Service then divided by 12.
Whole Loan UW NCF DSCR	UW NCF divided by Whole Loan Monthly Debt Service then divided by 12.
Whole Loan Cut-Off Date UW NOI Debt Yield	UW NOI divided by the amount equals Whole Loan Cut-off Date Balance.
Whole Loan Cut-Off Date UW NCF Debt Yield	UW NCF divided by the amount equals Whole Loan Cut-off Date Balance.
Sub Sec Debt First Extension Current Interest Rate	Sum of the subordinated second debt first extension margin as set forth in the Loan Agreement and the assumed LIBOR rate Provided by the Company.
Sub Sec Debt First Extension Monthly Payment	Sub Sec Debt Cut-Off Date Balance multiplied by the Sub Sec Debt First Extension Current Interest Rate multiplied by 365/360, divided by 12.

B-2

ATTACHMENT B

Attribute	Calculation Methodology
Sub Sec Debt Second Extension Current Interest Rate	Sum of the subordinated second debt second extension margin as set forth in the Loan Agreement and the assumed LIBOR rate Provided by the Company
Sub Sec Debt Second Extension Monthly Payment	Sub Sec Debt Cut-Off Date Balance multiplied by the Sub Sec Debt Second Extension Current Interest Rate multiplied by 365/360, divided by 12.
Sub Sec Debt Third Extension Current Interest Rate	Sum of the subordinated second debt third extension margin as set forth in the Loan Agreement and the assumed LIBOR rate Provided by the Company
Sub Sec Debt Third Extension Monthly Payment	Sub Sec Debt Cut-Off Date Balance multiplied by the Sub Sec Debt Third Extension Current Interest Rate multiplied by 365/360, divided by 12.
Additional Debt Current Monthly Debt Service	Sum of Additional Debt - Loan Type multiplied by the Additional Debt - Mortgage Rate multiplied by 365/360, divided by 12.
Additional Debt First Extension Monthly Payment	Sum of Additional Debt - Loan Type multiplied by the Additional Debt First Extension Current Interest Rate multiplied by 365/360, divided by 12.
Additional Debt Second Extension Monthly Payment	Sum of Additional Debt - Loan Type multiplied by the Additional Debt Second Extension Current Interest Rate multiplied by 365/360, divided by 12.
Additional Debt Third Extension Monthly Payment	Sum of Additional Debt - Loan Type multiplied by the Additional Debt Third Extension Current Interest Rate multiplied by 365/360, divided by 12.
Total Debt Cut-off Date Balance	Sum of the Whole Loan Cut-off Date Balance; Mezzanine Debt Cut-Off Date Principal Balance; Sub Sec Debt Cut-Off Date Principal Balance
Total Debt Current Monthly Debt Service	Sum of the Monthly Debt Service Payment Amount; Additional Debt Current Monthly Debt Service; Sub Sec Debt Current Monthly Debt Service
Total Debt Cut-Off Date LTV Ratio	Total Debt Cut Off Date Balance divided by As-Is Appraised Value.
Total Debt UW NOI DSCR	UW NOI divided by the Total Debt Current Monthly Debt Service then divided by 12.
Total Debt UW NCF DSCR	UW NCF divided by the Total Debt Current Monthly Debt Service then divided by 12.
Total Debt Cut-Off Date UW NOI Debt Yield	UW NOI divided by the amount equals Total Debt Cut-off Date Balance
Total Debt Cut-Off Date UW NCF Debt Yield	UW NCF divided by the amount equals Total Debt Cut-off Date Balance.

B-3

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company”, we were instructed by the Company to assume the attribute is accurate and not perform any procedure.”
2.	We were instructed by the Company to assume the LIBOR rate is 2.04700% where denoted in the Calculation Methodology.

C-1